UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-6449

Frontier Funds, Inc.

(Exact name of registrant as specified in charter)

130 East Capitol Drive

P.O. Box 48

Hartland, WI 53029

(Address of principal executive offices)

(Zip code)

CSC-Lawyers Incorporating Service

100 Light Street, 6th Floor

Baltimore, Maryland 21202

(Name and address of agent for service)

With Copy To:

Robert J. Philipp, Esq.

Kranitz & Philipp

2230 East Bradford Avenue

Milwaukee, Wisconsin 53211

Registrant's telephone number, including area code: (262) 369-9180

Date of fiscal year end: September 30

Date of reporting period: March 31, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

The Frontier MicroCap Fund

March 31, 2006

(Unaudited)

March 31, 2006

Dear Fellow Shareholders,

As 2006 began, the performance of U.S. financial markets suggests that investors remain generally optimistic this year.  Stocks have advanced briskly while bonds have remained subdued.  We consider these results typical of an expanding economy capable of generating both profits and inflation.  Last year’s concerns over high oil prices, inflation, and declining consumer confidence contributed to sluggish market conditions in December 2005.  These conditions set the stage for a strong market in 2006.  Recent market resilience hints that businesses and consumers will muddle through somehow, in spite of higher oil prices.

The MicroCap Fund achieved a 34.44% increase in the first quarter, out performing most of our peers , as well as benchmarks. While we are pleased with the performance, there is more to be done. Management continues to search out those companies that will add value to the portfolio and continue the growth trend since the first of the year.   Although there is no guarantee a fund will achieve its objectives, we believe that the research, diversification and active management that mutual funds provide continue to make them an intelligent choice for investors.

We thank you for the support you have placed in Frontier Funds, Inc. and look forward to continuing to earn your confidence.  Please feel free to contact us with any comments or concerns.

Sincerely,

Amy Siesennop

President

The Frontier MicroCap Fund

Illustration of the Fund by Sector

March 31, 2006 (Unaudited)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

The Frontier MicroCap Fund

Schedule of Investments
March 31, 2006 (Unaudited)
Quantity	Security Description	Current Price	% of Net Assets

COMMON STOCK
Banking & Finance
7,200	CVF Technologies Corp. *	2,700
1,000	Global Axcess Corp. *	760
4,000	Harcourt Companies, Inc. *	216
15	MKA Capital, Inc.*	20
		3,696	1.39%
Business Services
300	24/7 Real Media, Inc. *	3,138
15,000	Datalogic International *	5,100
500	Global Network, Inc. *	50
3,000	Kolorfusion Intl, Inc. *	420
5,000	Onscreen Technologies*	2,750
		11,458	4.31%
Calculating & Accounting Machines
383	Tidel Technologies, Inc.*	100	0.04%

Communications Equipment & Services
300	City Telecom (Hk) Ltd.*	552
3,500	Distinctive Devices, Inc. *	525
2,513	Hop-On.Com *	-
1,000	Multiband Corp. *	1,210
7,000	Newmarket Technology, Inc. *	2,695
85,000	Nighthawk Systems, Inc. *	7,990
100	Proxim Corp.*	-
2,000	Teraforce Technology Corp. *	-
333	Wave Wireless Corporation *	49
400	Waverider Communications, Inc.*	-
500	WPCS International, Inc. *	3,875
		16,896	6.36%
Computer Communications Equipment
10,000	Telenetics Corp. *	150
5,000	Viseon, Inc. *	2,100
		2,250	0.85%
Computers & Technology
1,500	Alanco Technologies, Inc. *	975
300	Interlink Electronics *	918
		1,893	0.71%
Computer Software
2,000	Egames, Inc. *	1,160
4,000	Forlink Software Corp. *	260
5,671	H Quotient, Inc. *	510
1,000	Internet America *	460
500	Nuance Communications, Inc.*	5,905
		8,295	3.12%
Consumer Durables
1,000	AHPC Holdings, Inc. *	2,470
5,000	Action Products International, Inc. *	11,450
8,000	Mad Catz Interactive, Inc. *	4,480
10,000	SLS International, Inc. *	11,399
		29,799	11.21%
Consumer Non-Durables
2,000	New Dragon Asia Corp. *	3,880
		3,880	1.46%
Consumer Services
500	Angelciti Entertainment, Inc. *	40
2,029	Midas Entertainment, Inc. *	304
9,000	OBN Holdings, Inc. *	2,250
2,000	Stonepath Group, Inc. *	1,560
		4,154	1.56%
Electronic & Electrical Equipment
500	Socket Communications, Inc. *	665	0.25%

Healthcare & Pharmaceuticals
2,000	American Shared Hospital Services	13,500
7,500	Acunetx, Inc.*	1,838
500	Bradley Pharmaceuticals, Inc.*	7,435
50	Cardiac Science, Inc. *	457
300	Cardiotech International, Inc. *	834
5,000	Dynatronics Corp. *	7,750
2,000	eGene, Inc.	2,240
85	Healthnostics, Inc. *	-
900	Memry Corp. *	1,863
10,000	Molecular Imaging Corp. *	-
16,000	Provectus Pharmaceutical *	16,640
1,000	QLT, Inc.*	7,690
6,000	Sontra Medical Corp. *	3,300
		63,547	23.90%
Industrial
5,000	Arotech Corp. *	2,450
200	API Electronic Group, Inc. *	3,760
23	Clinical Data, Inc.*	472
2,000	Diasys Corp. *	400
3,000	Smartire Systems, Inc. *	207
		7,289	2.74%
Precious Metal
3,000	LJ International, Inc. *	11,070
290,000	United Specialties, Inc. *	-
		11,070	4.16%
Semiconductors & Related Devices
500	Conexant Systems, Inc. *	1,725
1,000	DPAC Tech Corp. *	110
2,000	Emagin Corp. *	1,100
		2,935	1.10%
Services-Computer
4,000	Cardinal Communications, Inc. *	84
3,000	English Language Learning *	210
300	Evolving Systems, Inc. *	603
3,000	Ilinc Communications, Inc. *	1,230
71	Mikohn Gaming Corp.*	679
1,500	Netwolves Corp. *	509
2,836	Standard Holdings Group, Ltd. *	539
133	Voxware, Inc. *	932
		4,786	1.80%
Services-Educational
400	Princeton Review *	2,420	0.91%

Technology
1,000	Cybersource Corp. *	11,160
2,000	Eternal Technologies Group *	1,020
4,000	Insynq, Inc. *	-
8,000	Tegal Corp. *	4,160
1,000	Wireless Telecom Group	2,950
		19,290	7.26%
Telephone Communication
50	Epicus Communications Group, Inc.*	5
8,000	GlobalNet Corp. *	-
2,000	Provo International, Inc.*	-
		5	0.00%

TOTAL COMMON STOCK (Cost $351,776)		$ 194,428	73.13%

WARRANTS
Household audio & visual equipment
15,000	SLS International, Inc. Series B	-	0.00%

	TOTAL INVESTMENTS (Cost $351,776)	$ 194,428	73.13%

	Other Assets Less Liabilities	71,430	26.87%

	NET ASSETS	$ 265,858	100.00%

 *  Non-Income producing securities.

The accompanying notes are an integral part of the financial statements.

The Frontier MicroCap Fund

Statement of Assets and Liabilities
March 31, 2006 (Unaudited)

Assets:
Investment Securities at Market Value (Cost - $351,776)	$ 194,428
Dividends and Interest Receivable	16,351
Receivable for Securities Sold	77,452
Total Assets	288,231
Liabilities:
Accrued Expenses	13,369
Payable to Custodian Bank	9,004
Total Liabilities	22,373
Net Assets	$ 265,858
Net Assets Consist of:
Paid In Capital	1,094,421
Accumulated Realized Loss on Investments - Net	(652,914)
Accumulated Undistributed Net Investment Loss	(18,301)
Unrealized Depreciation in Value
of Investments Based on Cost - Net	(157,348)
Net Assets, for 1,097,784 Shares Outstanding	$ 265,858
(80,000,000 shares authorized at $.01 par value)
Net Asset Value Per Share ($265,858/1,097,784 shares)	$0.24

Maximum offering price per share (net asset value plus sales charge of 4.50%)	$0.25

Redemption price per share (a) ($.21 x .98)	$0.24

(a) The redemption price per share reflects a redemption fee of 2.00%
on shares redeemed within 60 days of purchase.

The accompanying notes are an integral part of the financial statements.

The Frontier MicroCap Fund

Statement of Operations
For the six months ended March 31, 2006 (Unaudited)

Investment Income
Interest	$ 88
Dividends	16,479
Total Investment Income	16,567
Expenses
Advisory Fees	1,123
Audit fees	9,309
Legal fees	7,203
Custody fees	4,728
Registration fees	4,309
Director fees	4,085
Transfer agent and fund accounting fees	5,753
Other fees	1,065
Insurance	885
Printing and postage expense	228
Total Expenses	38,688
Less: Advisory Fees Waived	(1,123)
Servicer Fees Waived	(2,698)
Net Expenses	34,868

Net Investment Loss	(18,301)

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on Investments	(75,299)
Change in Net Unrealized Appreciation (Depreciation) on Investments	126,750
Net Realized and Unrealized Gain (Loss) on Investments	51,451

Net Increase (Decrease) in Net Assets from Operations	$ 33,151

The accompanying notes are an integral part of the financial statements.

The Frontier MicroCap Fund

Statements of Changes in Net Assets
	(Unaudited)
	Six Months	For the Year
	to	Ended
	3/31/2006	9/30/2005
From Operations:
Net Investment Income/(Loss)	$ (18,301)	$ (67,162)
Net Realized Gain (Loss) on Investments	(75,299)	80,700
Change in Unrealized Appreciation (Depreciation)	126,750	(1,918)
Increase (Decrease) in Net Assets from Operations	$ 33,151	$ 11,620
From Distributions to Shareholders
Net Investment Income	0	0
Net Realized Gain (Loss) from Security Transactions	0	0
Net Change in Net Assets from Distributions	0	0
From Capital Share Transactions:
Proceeds From Sale of Shares	2,717	101,615
Net Asset Value of Shares Issued on Reinvestment of Dividends	0	0
Cost of Shares Redeemed	(41,149)	(331,298)
Net Increase/(Decrease) from Capital Share Transactions	$ (38,432)	$(229,683)

Net Increase (Decrease) in Net Assets	(5,282)	(218,063)
Net Assets at Beginning of Period	271,140	486,793
Net Assets at End of Period (including accumulated undistributed net	$ 265,859	$ 268,730
investment income of $0 and $0, respectively)

Share Transactions:
Issued	13,933	429,013
Reinvested	0	0
Redeemed	(215,299)	(1,392,672)
Net increase (decrease) in shares	(201,366)	(963,659)
Shares Outstanding at Beginning of Period	1,299,150	2,262,809
Shares Outstanding at End of Period	1,097,784	1,299,150

The accompanying notes are an integral part of the financial statements.

The Frontier MicroCap Fund

Financial Highlights	(Unaudited)
Selected data for a share of common stock outstanding throughout the period:	Six Months	For the Year	For the Year	For the Year	For the Year	For the Year
	Ended	Ended	Ended	Ended	Ended	Ended
	3/31/2006	9/30/2005	9/30/2004	9/30/2003	9/30/2002	9/30/2001
Net Asset Value -
Beginning of Period	$ 0.21	$ 0.22	$ 0.25	$ 0.65	$ 1.03	$ 3.23
Net Investment Income/(Loss) *	(0.02)	(0.04)	(0.03)	(0.39)	(0.49)	(0.54)
Net Gains or Losses on Securities
(realized and unrealized)	0.05	0.03	0.00	(0.01)	0.11	(1.66)

Total from Investment Operations	$ 0.03	$ (0.01)	$ (0.03)	$ (0.40)	$ (0.38)	$ (2.20)

Net Asset Value -
End of Period	$ 0.24	$ 0.21	$ 0.22	$ 0.25	$ 0.65	$ 1.03

Total Return **	14.29%	(4.55)%	(12.00)%	(61.54)%	(36.89)%	(68.11)%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$266	$269	$487	$164	$87	$194

Before waivers
Ratio of Expenses to Average Net Assets	34.45%	17.67%	11.41%	113.21%	43.24%	33.02%
Ratio of Net Income (Loss) to Average Net Assets	(19.70)%	(17.58)%	(11.31)%	(113.21)%	(43.24)%	(33.00)%
After waivers
Ratio of Expenses to Average Net Assets	31.05%	15.00%	10.47%	102.44%	42.26%	32.02%
Ratio of Net Income (Loss) to Average Net Assets	(16.30)%	(14.91)%	(10.37)%	(102.44)%	(42.26)%	(32.00)%

Portfolio Turnover Rate ***	26.89%	3.81%	78.57%	25.39%	51.33%	72.68%

* Per share data based on average shares.
* * Based on Net Asset Value Per Share. The Fund's sales charge is not reflected in total return on this table.
Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
*** Annualized

The accompanying notes are an integral part of the financial statements.

THE FRONTIER MICROCAP FUND

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2006 (UNAUDITED)

1.)

ORGANIZATION

Frontier Funds, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management company.  The Corporation was established under the laws of Maryland on October 24, 1991.  The Corporation permits the Directors to issue 200,000,000 shares of capital stock in separate series, with each series representing interests in a separate portfolio of securities and other assets, each with its own investment objectives and policies.  The Frontier MicroCap Fund (the “Fund”) to which Frontier’s Board of Directors has initially allocated 80,000,000 shares with a $.01 par value is the only current series of the Frontier Funds. From inception through 2004, the Fund was known as the Frontier Equity Fund. The investment objective of the Frontier MicroCap Fund is to provide long term capital appreciation on its assets.

2.)

SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION- Each security owned by the Fund that is listed on an exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  In the event that the security is listed on more than one exchange, the Fund will use the price on that exchange which it generally considers to be the principal exchange on which the stock is traded. Securities and other assets for which market quotations are not readily available or are deemed unreliable, are valued by appraisal at their fair values as determined in good faith by the Adviser under procedures established by and under the general supervision and responsibility of the Fund’s Board of Directors.  The Fund values money market instruments that it holds with remaining maturities of less than 60 days at their amortized cost.  As the Fund invests primarily in micro-cap companies, other types of securities that the fund may hold for which fair value pricing might be required include, but are not limited to:  (a) illiquid securities, including “restricted” securities and private placements for which there is no public market; (b) securities of an issuer that has entered into restructuring; and (c) securities whose trading has been halted or suspended. Valuing securities at fair value involves greater reliance on judgment than securities that have already available market quotations. There can be no assurance that the fund could obtain the fair value assigned to a security if it were to sell the security at approximately the same time at which the Fund determines its net asset value per share.

FEDERAL INCOME TAXES- It is the policy of the Fund to continue to comply with the requirements of Sub-Chapter M the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income as dividends to its shareholders.  In addition, The Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code.  Therefore, no provision for Federal income or excise taxes has been made.

DISTRIBUTIONS TO SHAREHOLDERS- Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

USE OF ESTIMATES- The preparation of financial statements in conformity with generally accepted accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

OTHER- The Fund records security transactions on the trade date.  Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.  Discounts and premiums on securities purchased are amortized over the lives of the respective securities.  Accounting principles generally accepted in the United States of America require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid-in-capital.

3.)

INVESTMENT ADVISORY AGREEMENT AND RELATED PARTIES TRANSACTIONS

The Fund had an investment advisory agreement with Freedom Investors Corp. (the “Adviser”). Certain officers and directors of the Fund are also officers and directors of the Adviser.  Pursuant to this agreement, the Adviser furnishes continuous investment advisory and portfolio management services to the Fund.  The Adviser, at its own expense and without reimbursement from the Fund, will furnish office space and all necessary office facilities, equipment and executive personnel required in connection with the Adviser’s agreement to provide continuous investment advisory and portfolio management services to the Fund.  As compensation for these services, the Adviser is entitled to receive a monthly fee of 1/12 of 1.50% (1.50% per annum) of the daily net assets of the Fund.  The Adviser has voluntarily waived payment of its advisory fee since the inception of the Fund, although this waiver can be revoked at any time.  For the period of October 1, 2005 through March 31, 2006, the Adviser earned and waived its fee totaling $1,123. The Adviser has also agreed to waive its fee and/or reimburse the Fund in the amount, if any, by which the Fund’s total operating expenses for the fiscal year exceed 18.4% of the average net assets of the Fund.  No reimbursement occurred for the fiscal year ended September 30, 2005.

Freedom Investors Corp. also serves as principal underwriter and national distributor (the “Distributor”) for the Fund.  As Distributor, Freedom Investors selects brokers and other financial professionals to sell shares of the Fund and coordinate their marketing efforts. The Distributor received no fees for the six months ended March 31, 2006.

4.)

EXPENSE WAIVER

Mutual Shareholder Services (“MSS”) provides transfer agency and fund accounting services to the Fund.  MSS voluntarily agreed to waive a portion of their fees until the assets of the Fund become greater than two million.  For the six months ended March 31, 2006, MSS waived fees of $2,698.

5.)

CAPITAL STOCK

As of March 31, 2006 there were 80,000,000, $.01 par value shares of capital stock authorized, and paid-in capital amounted to $1,094,421.

6.)

INVESTMENT TRANSACTIONS

During the six months ended March 31, 2006, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $31,374 and $169,746, respectively.  There were no purchases or sales of U.S. Government obligations.

For federal income tax purposes, the cost of investments owned at March 31, 2006 was $351,776.  At March 31, 2006 the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
24,514	(181,862)	(157,348)

7.)

CAPITAL LOSS CARRYFORWARDS

As of March 31, 2006, the Fund has federal income tax capital loss carryforwards of $579,185, of which $4,704 expires in 2006, $488,210 expires in 2009, $51,386 expires in 2010, $500 expires in 2011 and $34,385 expires in 2012. Capital loss carryforwards are available to offset future realized capital gains. To the extent that these carryforwards are used to offset future capital gains, it is probable that the amount, which is offset, will not be distributed to shareholders.

8.) DISTRIBUTIONS TO SHAREHOLDERS

There were no distributions paid during the six months ended March 31, 2006, or the year ended September 30, 2005.

THE FRONTIER MICROCAP FUND

EXPENSE ILLUSTRATION

MARCH 31, 2006 (UNAUDITED)

Expense Example (Unaudited)

As a shareholder of the Frontier MicroCap Fund, you incur the following costs: management fees, legal fees, custody fees, audit fees and other fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, October 1, 2005 through March 31, 2006.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which are not the Fund’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period*
	10/1/2005	3/31/2006	10/1/2005 to 3/31/2006

Actual	$1,000.00	$1,142.86	$165.88
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$870.11	$144.77

* Expenses are equal to the Fund's annualized expense ratio of 31.05%
multiplied by the average account value over the period, multiplied by
182/365 (to reflect the one-half year period).

THE FRONTIER MICROCAP FUND

ADDITIONAL INFORMATION (UNAUDITED)

MARCH 31, 2006

Code of Ethics - Information pursuant to the code of ethics that applies to the Fund’s principal executive officers may be found on our website under the Disclosure tabs or upon request, free of charge by calling 800-759-6089.

Controls and Procedures - The principal executive and financial officer reviewed and evaluated the effectiveness the Fund’s disclosure controls and procedures on March 17, 2006.  The controls and procedures were found to be effective for the Fund, and no changes were made.

Portfolio Holdings – The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on December 31 and June 30.  The Form N-Q filing must be made within 60 days of the end of the quarter, and the Fund’s third quarter Form N-Q was filed with the SEC on March 1, 2006. The Fund’s N-Q is available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-231-2901, free of charge.  The Fund’s policy and procedures for disclosure of portfolio holdings can be found on our website, under the portfolio holdings tab.  A list of our portfolio holdings is also available in this report and the annual report.

Privacy Policy - At Frontier Funds, we recognize and respect the privacy of each of our investors and their expectations for confidentiality.  The protection of investor’s information is a fundamental importance in our operation and we take seriously our responsibility to protect personal information.  The Fund will only disclose personal nonpublic information to third parties as necessary and as permitted by law.  We also restrict access to personal nonpublic information to employees, affiliates, and service providers involved in servicing your account.

The Fund maintains physical, electronic and procedural safe guards to guard nonpublic personal information of our customers.  More information regarding our privacy policy may be obtained on our website.

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the 12-month period ended June 30, 2005, are available without charge upon request by (1) calling the Fund at (800) 231-2901 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.  They are also available on our website, under the additional links tab.  A review of how the Fund voted on company proxies can be obtained at our transfer agent’s website, www.mutualss.com.  Under the “Fund Information” tab, choose Proxy Results and then the Frontier Fund for the proxy voting results.

Additional Information - The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (800) 231-2901 to request a copy of the SAI or to make shareholder inquiries.  The SAI is also available on the website.

www.frontier-funds.com

THE FRONTIER MICROCAP FUND

BOARD OF DIRECTORS (UNAUDITED)

MARCH 31, 2006

Directors and Officers

The Board of Directors of Frontier supervises the business activities of the Fund.  The Board of Directors approves all significant agreements between the Fund and persons or companies furnishing services to it, including the Fund's agreements with the Fund's advisor, administrator, fund accountant, transfer agent and custodian.

The management of the Fund's day-to-day operations is delegated to its officers, the Fund's advisor and the administrator, subject always to the investment objective and policies of the Fund and to general supervision by the Board of Directors.  Each Director serves as a director until the next annual meeting of shareholders or until his successor is duly elected.

The Fund is not in a “family of funds” or a “fund complex”, and the only fund overseen by the Board is the Fund.  The address of each Director and Officer is c/o Frontier Funds, Inc., 130 East Capitol Drive, Hartland, Wisconsin 53029-2136.

The following table provides information regarding each Director who is not an “interested person” of Frontier and the Fund, as defined in the 1940 Act.

Name (and Age)	Position(s) Held with the Fund (and Time Served)	Principal Occupations During Past 5 Years	Other Directorships Held by Director
Kenneth W. Coshun (Age 73)	Director (since 1992)	Retired (since 1997)	None
Michael A. Bernatz (Age 47)	Director (since 2005)	Chief Financial Officers for: Milwaukee County Museum (since 2005) Lauber & Company (since 2004), European Touch Holdings Inc. (2002 – 2004) Huffy Sports Company (2000 – 2002)	None
Thomas A. Siesennop ^ (Age 38)	Director (since 2005)	Decision Support Analyst WEA Trust (since 1995) MBA (since 2004)	None

^ Brother-in-law to Amy Siesennop, considered independent as defined in the 1940 Act.

The following table provides information regarding each Director/Officer who is an “interested person” of Frontier and the Fund, as defined in the 1940 Act,

Name (and Age)	Position(s) Held with the Fund (and Time Served)	Principal Occupations During Past 5 Years	Other Directorships Held by Director
Amy L. Siesennop * (Age 47)	President and Treasurer (since 2003) and Director (since 1999) Chief Compliance Officer and Anti-money Laundering Officer (Since 2004)	President and Treasurer (since 2003) of Frontier; Administrative positions with Frontier and registered principal and representative of the Adviser, Freedom Investors Corp (since 1996).	None
Joel R. Blumenschein * (Age 42)	Vice President and Secretary (since 2003)	Manager of EZ Stock Inc. (since 2000) President of the Adviser, Freedom Investors Corp. (since 2002)	None

  “Interested person,” as defined in the 1940 Act, of Frontier and the Fund because of his or her affiliation with the Adviser, Freedom Investors Corp.

Board of Directors

Amy L. Siesennop

Kenneth W. Coshun

Michael A. Bernatz

Thomas A. Siesennop

Investment Advisor

Freedom Investors Corp.

130 East Capitol Drive

Hartland, Wisconsin  53029

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, OH  44147

Custodian

US Bank

425 East Walnut Street

Cincinnati, Ohio  45201

Independent Auditors

Cohen McCurdy, Ltd.

826 Westpoint Parkway Suite 1250

Westlake, Ohio  44145

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Frontier MicroCap Fund, Inc.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of March 17, 2006, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Frontier Funds, Inc.

By /s/Amy L. Siesennop

*President

Date May 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Amy L. Siesennop

*President

Date May 24, 2006

By /s/Joel R Blumenschein

*Vice President

Date May 24, 2006

* Print the name and title of each signing officer under his or her signature.